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[Janus letterhead]





July 7, 2008


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:      JANUS ADVISER SERIES (the "Registrant")
         1933 Act File No. 333-33978
         1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy statement relating to the special meeting of shareholders of Janus Adviser Small Company Value Fund (the "Fund"), a series of the Registrant. The proxy statement will seek shareholder approval of a subadvisory agreement between Janus Capital Management LLC and Perkins, Wolf, McDonnell and Company, LLC.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt
Associate Counsel

Enclosure

cc:      Rodney A. DeWalt, Esq.
         Stephanie Grauerholz-Lofton, Esq.
         Larry Greene, Esq.
         Cindy A. Antonson
         Donna Brungardt